Segmented financial information - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 45,843,929	$ 31,046,812	$ 31,749,693
Technology and related revenue
Disclosure of operating segments [line items]
Revenue from contracts with customers	4,031,450	4,370,074	3,201,837
Technology services
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 41,812,479	$ 26,676,738	$ 28,547,856